MINERAL PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Property, plant, and equipment, ending	$ 63,169	$ 118,126
Property, plant, and equipment, beginning	118,126
Plant and Equipment
Statement [Line Items]
Property, plant, and equipment, ending	441	610
Property, plant, and equipment, beginning	610
Mineral Property Interest
Statement [Line Items]
Property, plant, and equipment, ending	62,728	117,516
Property, plant, and equipment, beginning	117,516
Foreign Currency Translation Difference
Statement [Line Items]
Foreign currency translation difference beginning	37,287	27,381
Movement for the period	(4,775)	9,906
Foreign currency translation difference ending	32,512	37,287
Foreign Currency Translation Difference | Plant and Equipment
Statement [Line Items]
Foreign currency translation difference beginning	262	223
Movement for the period	(25)	39
Foreign currency translation difference ending	237	262
Foreign Currency Translation Difference | Mineral Property Interest
Statement [Line Items]
Foreign currency translation difference beginning	37,025	27,158
Movement for the period	(4,750)	9,867
Foreign currency translation difference ending	32,275	37,025
Cost
Statement [Line Items]
Property, plant, and equipment, ending	33,087	83,097
Property, plant, and equipment, beginning	83,097	96,566
Disposal of mineral property interest	(50,038)	(13,826)
Addition of right-of-use asset	28	52
Modification of lease term of right-of-use asset		305
Cost | Plant and Equipment
Statement [Line Items]
Property, plant, and equipment, ending	30,453	80,491
Property, plant, and equipment, beginning	80,491	94,317
Disposal of mineral property interest	(50,038)	(13,826)
Cost | Mineral Property Interest
Statement [Line Items]
Property, plant, and equipment, ending	2,634	2,606
Property, plant, and equipment, beginning	2,606	2,249
Addition of right-of-use asset	28	52
Modification of lease term of right-of-use asset		305
Accumulated Depreciation
Statement [Line Items]
Accumulated depreciation, beginning	(2,258)	(2,096)
Depreciation charge for the period	172	162
Accumulated depreciation, ending	(2,430)	(2,258)
Depreciation charge for the period	(172)	(162)
Accumulated Depreciation | Plant and Equipment
Statement [Line Items]
Accumulated depreciation, beginning	(2,258)	(2,096)
Depreciation charge for the period	(172)	(162)
Accumulated depreciation, ending	(2,430)	(2,258)
Depreciation charge for the period	$ 172	$ 162